Expense Example {- Fidelity Freedom Blend 2020 Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-02 - Fidelity Freedom Blend 2020 Fund - Premier Class	Jun. 07, 2021 USD ($)
Expense Example:
1 year	$ 27
3 years	83
5 years	143
10 years	$ 320